RISK MANAGEMENT - Impact on ECL for each methodology (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ (934,541)	$ (999,699)
Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	1,109,824	1,305,582
Collectively evaluated | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(322,851)	(435,740)
Collectively evaluated | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	276,985	368,782
Collateral methodology | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(166,770)	(155,591)
Collateral methodology | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	223,091	173,438
Individually evaluated | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(444,920)	(408,368)
Individually evaluated | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ 609,748	$ 763,362